Segment Information (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenue	$ 480,820	$ 569,016	$ 512,279
Administrative fee revenue from affiliates	16,177	14,300	7,868
Interest income	2,370	5,515	2,299
Interest expense and finance cost	(113,151)	(113,660)	(110,805)
Depreciation and amortization	(120,310)	(104,690)	(98,124)
Equity in net earnings of affiliated companies	61,484	57,751	19,344
Net (loss)/income attributable to Navios Holdings common stockholders	(134,112)	(56,203)	(109,063)
Total assets	2,958,813	3,127,697	2,886,453
Goodwill	160,336	160,336	160,336
Capital expenditures	(34,921)	(237,498)	(145,934)
Investment in affiliates	381,746	344,453	335,303
Cash and cash equivalents	163,412	247,556	187,831	$ 257,868
Restricted cash	13,480	2,564	2,041
Long-term debt (including current and noncurrent portion)	1,581,308	1,612,890	1,478,089
Dry bulk Vessel Operations
Segment Reporting Information [Line Items]
Revenue	229,772	300,242	275,195
Administrative fee revenue from affiliates	16,177	14,300	7,868
Interest income	1,801	5,224	2,080
Interest expense and finance cost	(86,069)	(85,823)	(85,657)
Depreciation and amortization	(92,341)	(79,603)	(74,770)
Equity in net earnings of affiliated companies	61,484	57,751	19,344
Net (loss)/income attributable to Navios Holdings common stockholders	(148,306)	(45,541)	(115,264)
Total assets	2,359,299	2,525,103	2,366,212
Goodwill	56,240	56,240	56,240
Capital expenditures	(7,882)	(145,840)	(86,538)
Investment in affiliates	381,746	344,453	335,303
Cash and cash equivalents	81,905	175,625	101,263
Restricted cash	13,480	2,564	2,041
Long-term debt (including current and noncurrent portion)	1,213,740	1,246,181	1,192,442
Logistics Business
Segment Reporting Information [Line Items]
Revenue	251,048	268,774	237,084
Administrative fee revenue from affiliates	0	0	0
Interest income	569	291	219
Interest expense and finance cost	(27,082)	(27,837)	(25,148)
Depreciation and amortization	(27,969)	(25,087)	(23,354)
Equity in net earnings of affiliated companies	0	0	0
Net (loss)/income attributable to Navios Holdings common stockholders	14,194	(10,662)	6,201
Total assets	599,514	602,594	520,241
Goodwill	104,096	104,096	104,096
Capital expenditures	(27,039)	(91,658)	(59,396)
Investment in affiliates	0	0	0
Cash and cash equivalents	81,507	71,931	86,568
Restricted cash	0	0	0
Long-term debt (including current and noncurrent portion)	$ 367,568	$ 366,709	$ 285,647